Shareholders’ Equity (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 20, 2019	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Aug. 09, 2019
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Percentage of ordinary shares outstanding		20.00%	20.00%
Ordinary shares, outstanding		7,540,460
Ordinary shares, outstanding		8,625,000
Share price (in Dollars per share)						$ 9.50
Founder Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate of founder shares to forfeiture	1,125,000
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized		200,000,000	200,000,000		200,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, issued		7,540,460
Ordinary shares, issued			0	3,437,357	0
Ordinary shares, outstanding			0	3,437,357	0
Common stock subject to possible redemption		26,959,540	34,500,000	31,062,643	34,500,000
Class A Ordinary Shares [Member] | Founder Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Share price (in Dollars per share)	$ 12.00
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized		20,000,000	20,000,000		20,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, issued		8,625,000	8,625,000	8,625,000	8,625,000
Ordinary shares, outstanding		8,625,000	8,625,000	8,625,000	8,625,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate founder shares	8,625,000
Share price (in Dollars per share)	$ 0.003
Aggregate price of founder shares (in Dollars)	$ 25,000
Issued and outstanding ordinary shares percentage	20.00%